Note 5 - Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
5.  GOODWILL AND INTANGIBLE ASSETS

The changes in the carrying amount of goodwill by segment are as follows:

	Performance Materials	Graphic Solutions	Total

Balance, December 31, 2013	$773,713	$229,173	$1,002,886
Acquisition adjustments	3,453	-	3,453
Foreign currency translation and other	(4,129)	(462)	(4,591)
Balance, March 31, 2014	$773,037	$228,711	$1,001,748

The carrying value of indefinite-lived intangible assets other than goodwill which consist solely of tradenames was $73,400 at both March 31, 2014 and December 31, 2013.

Intangible assets subject to amortization were as follows:

	March 31, 2014			December 31, 2013
	Gross Carrying Amount	Accumulated Amortization and Foreign Exchange	Net Book Value	Gross Carrying Amount	Accumulated Amortization and Foreign Exchange	Net Book Value

Customer lists	$458,400	$(14,992)	$443,408	$458,400	$(2,290)	$456,110
Developed technology	155,000	(6,231)	148,769	155,000	(1,506)	153,494
Total	$613,400	$(21,223)	$592,177	$613,400	$(3,796)	$609,604

Customer relationships have useful lives ranging from 8 to 20 years and developed technology have useful lives ranging between 7 to 10 years. This results in weighted average useful lives for customer relationships and developed technology, of approximately 16 years and 10 years, respectively, for an aggregate weighted average useful life of approximately 15 years at March 31, 2014.

For the Successor and Predecessor Periods, the Company recorded amortization expense on intangible assets of $13,317 and $6,735, respectively.

5.  GOODWILL AND INTANGIBLE ASSETS

The changes in the carrying amount of goodwill by segment are as follows:

	Performance Materials	Graphic Solutions	Total
Predecessor:
Balance, December 31, 2011	$446,101	$28,480	$474,581
Addition from acquisitions	1,940	-	1,940
Foreign currency translation and other	(289)	-	(289)
Balance, December 31, 2012	447,752	28,480	476,232
Foreign currency translation and other	(4,436)	-	(4,436)
Balance, October 31, 2013	$443,316	$28,480	$471,796

Successor:
Balance, April 23, 2013 (Inception)	-	-	-
Addition from acquisitions	766,994	226,825	993,819
Foreign currency translation and other	6,719	2,348	9,067
Balance, December 31, 2013	$773,713	$229,173	$1,002,886

The Company is in the process of completing its analysis of fair value of the assets acquired related to the MacDermid Acquisition as discussed in Note 2 and anticipates that the final assessment of values will not differ materially from the preliminary assessment.

Accumulated goodwill impairment related to the Performance Materials reporting segment recognized prior to December 31, 2011 (Predecessor) was $57,515. There was no goodwill impairment in either reporting segment in the Successor or Predecessor 2013 Periods or for the years ended December 31, 2012 and 2011, respectively.

The carrying value of indefinite-lived intangible assets other than goodwill was as follows:

	December 31, 2013	December 31, 2012
	Successor	Predecessor
Tradenames	$73,400	$58,417

Intangible assets subject to amortization were as follows:

	December 31, 2013			December 31, 2012
	Successor			Predecessor

	Gross Carrying Amount	Accumulated Amortization and Foreign Exchange	Net Book Value	Gross Carrying Amount	Accumulated Amortization and Foreign Exchange	Net Book Value

Customer lists	$458,400	$(2,290)	$456,110	$276,480	$(119,120)	$157,360
Developed technology	155,000	(1,506)	153,494	83,760	(47,883)	35,877
Other	-	-	-	376	(258)	118
Total	$613,400	$(3,796)	$609,604	$360,616	$(167,261)	$193,355

Customer relationships have useful lives ranging from 8 to 20 years and developed technology have useful lives ranging between 7 to 10 years. This results in weighted average useful lives for customer relationships and developed technology, of approximately 16 years and 10 years, respectively, for an aggregate weighted average useful life of approximately 15 years at December 31, 2013.

For the Successor and Predecessor 2013 Periods, the Company recorded amortization expense on intangible assets of $8,878 and $22,376, respectively. For the years ended December 31, 2012 and 2011, the Predecessor recorded amortization expense on intangible assets of $27,100 and $28,578, respectively.

Estimated future amortization of intangible assets for each of the next five fiscal years from 2014 through 2018 is $53,266.

For the year ended December 31, 2011, MacDermid recorded $46,438 of impairment charges related to a write down of certain customer list intangible assets in the Performance Materials segment to their estimated fair values. This impairment charge is included in Selling, technical, general and administrative expenses in the Consolidated Statement of Operations.